Intangible Assets and Goodwill - Summary of Change in Carrying Amount of Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Line Items]
Goodwill, beginning balance	$ 163,154	$ 163,154
Activity during fiscal 2015		0
Goodwill, ending balance	185,138	$ 163,154
Runbook Company B.V.
Goodwill [Line Items]
Acquisition	$ 21,984